Summary of Significant Accounting Policies and Going Concern (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Accounting Policies [Abstract]
Summary instruments at fair value using level 3 valuation
	At December 31, 2018			At September 30, 2018
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Derivative Liability	—	—	$198,205	—	—	$258,296

	At September 30, 2018			At September 30, 2017
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Derivative Liability	—	—	$258,296	—	—	$—

Schedule of rollforward of the level 3 valuation financial instruments
Derivative Liabilities
Balance at September 30, 2018	$258,296

Fair Value of derivative related to assignment and restatement of note	78,471
Reduction of derivative recorded as gain on extinguishment upon conversions	(78,471)
Warrant exercise (partial)	(68,232)
Fair Value adjustment - warrants	8,734
Fair Value adjustments – convertible note	(593)
Balance at December 31, 2018	$198,205

Earn-Out Liability
Balance at September 30, 2016	$129,000
Decrease in fair value of earn-out payable	(129,000)
Balance at September 30, 2017	$-

Derivative Liabilities
Balance at September 30, 2017	-
Initial Fair Value of derivative recorded as discount	$85,000
Initial Fair Value of derivative recorded as expense	74,463
Reduction of derivative recorded as gain on extinguishment upon conversion	(111,818)
Reclassifications of Fair Value of Warrants from equity	261,484
Fair value adjustments for the year	(50,833)
Balance at September 30, 2018	$258,296

Schedule of potentially dilutive securities
	December 31, 2018	December 31, 2017
Stock options	9,073,000	44,351,200
Warrants	136,083,627	600,000
Related party convertible debt and accrued interest	785,974,775	4,527,184
Third party convertible debt (including senior debt)	10,670,340,897	34,567,604
Contingent liability – advisory fees	-	4,944,667
Total	11,601,472,299	88,990,655

	September 30, 2018	September 30, 2017
Stock options	7,544,000	44,351,200
Warrants	69,578,947	500,000
Related party convertible debt and accrued interest	159,495,739	4,781,526
Third party convertible debt (including senior debt)	1,661,402,806	21,972,557
Contingent liability – advisory fees	-	3,710,796
Total	1,898,021,492	75,316,079